FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Text Block]

19. FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

(a) Financial assets and liabilities

As at December 31, 2024, the carrying and fair values of the Company's financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value

Financial assets:
Cash and cash equivalents	$-	$106,434	$106,434	$106,434
Other investments	1,070	-	1,070	1,070
Trade and other receivables	3,310	355	3,665	3,665
Loans receivable	-	2,556	2,556	2,556
Total financial assets	$4,380	$109,345	$113,725	$113,725

Financial liabilities:
Accounts payable, accrued liabilities and other current liabilities	$3,852	$50,090	$53,943	$53,943
Derivative liabilities	26,859	-	26,859	26,859
Loans payable	-	120,236	120,236	120,236
Total financial liabilities	$30,711	$170,326	$201,038	$201,038

As at December 31, 2023, the carrying and fair values of the Company’s financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value

Financial assets:
Cash and cash equivalents	$-	$35,286	$35,286	$35,286
Other investments	5,135	-	5,135	5,135
Trade and other receivables	6,608	1,602	8,210	8,210
Loans receivable	-	3,324	3,324	3,324
Total financial assets	$11,743	$40,212	$51,955	$51,955

Financial liabilities:
Accounts payable, accrued liabilities and other current liabilities	$2,091	$44,055	$46,146	$46,146
Derivative liabilities	-	-	-	-
Loans payable	-	8,519	8,519	8,519
Total financial liabilities	$2,091	$52,574	$54,665	$54,665

(b) Fair value hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value.  Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.  Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means.  Level 3 inputs are unobservable (supported by little or no market activity).  The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.

Level 1: Other investments are comprised of investments in shares of companies.  When there is an active market are determined based on a market approach reflecting the closing price of each particular security at the reporting date.  The closing price is a quoted market price obtained from the exchange that is the principal active market for the investment.  As a result, $1,050 of these financial assets have been included in Level 1 of the fair value hierarchy.

Cash settled deferred share units are determined based on a market approach reflecting the Company's closing share price or share price at redemption date for any pending settlements.

Level 2: The Company determines the fair value of the embedded derivatives related to its trade receivables based on the quoted closing price obtained from the silver and gold metal exchanges and the fair value of the SARs liability is determined by using an option pricing model.

Level 3: Included in other investments are share purchase warrants.  Fair value of the share purchase warrants at each period end has been estimated using the Black-Scholes Option Pricing Model. As a result, $20 of these financial assets have been included in Level 3 of the fair value hierarchy.

Assets and liabilities as at December 31, 2024 measured at fair value on a recurring basis include:

	Level 1	Level 2	Level 3	Total

Financial assets:
Other investments	$1,050	$-	$20	$1,070
Trade receivables	-	3,310	-	3,310
Total financial assets	$1,050	$3,310	$20	$4,380

Financial liabilities:
Cash settled deferred share units	$3,829	$-	$-	$3,829
Share appreciation rights	-	23	-	23
Derivative liability	-	26,859	-	26,859
Total financial liabilities	$3,829	$26,882	$-	$30,711

Assets and liabilities as at December 31, 2023 measured at fair value on a recurring basis include:

	Level 1	Level 2	Level 3	Total

Financial assets:
Other investments	$5,049	$-	$86	$5,135
Trade receivables	-	6,608	-	6,608
Total financial assets	$5,049	$6,068	$86	$11,743

Financial liabilities:
Cash settled deferred share units	$2,048	$-	$-	$2,048
Share appreciation rights	-	43	-	43
Total financial liabilities	$2,048	$43	$-	$2,091

(c) Financial instrument risk exposure and risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks.  The Board approves and monitors the risk management process.  The types of risk exposure and the manner in which such exposures are managed is outlined as follows:

Credit Risk

The Company is exposed to credit risk on its bank accounts, accounts and other receivables and loan receivable.  Credit risk exposure on bank accounts is limited through maintaining the Company's balances with high-credit quality financial institutions, maintaining investment policies, assessing institutional exposure and continual discussion with external advisors. Accounts and other receivables are generated on the sale of concentrate inventory to reputable metal traders as well as various other receivables arising from operations.  There has been no indication of a change in creditworthiness of the counterparty to the loan receivable since the initial recognition.

The carrying amount of financial assets represents the Company's maximum credit exposure.

As at December 31, 2024, 100% of the receivables that are outstanding greater than one month are trade receivables and pending concentrate sales (December 31, 2023 - 95.8%) and 0% of the receivables outstanding greater than one month are comprised of other receivables (December 31, 2023 - 4.2%).  Company historical default rate and frequency of losses are low, and the lifetime expected credit loss allowance for receivables is nominal as at December 31, 2024.

Market Risk

Significant market related risks to which the Company is exposed consist of foreign currency risk, commodity price risk and interest rate risk.

Foreign Currency Risk - The Company's operations in Mexico and Canada make it subject to foreign currency fluctuations.  Certain of the Company's operating expenses are incurred in Mexican pesos and Canadian dollars, therefore the fluctuation of the US dollar in relation to these currencies will consequently have an impact on the profitability of the Company and may also affect the value of the Company's assets and the amount of shareholders' equity.

In connection with the Debt Facility (Note 9), the Company was required to hedge a portion of the estimated remaining capital expenditures incurred in Mexican Pesos, and hedge a portion of expected operating costs during the first two years of operations. The Company has entered into additional Mexican Peso forward purchase contracts to reduce the exposure of operating mines to the currency fluctuation. During the year ended December 31, 2024, the Company entered into Mexican Peso forward purchase contracts for a total of approximately $94,769 with an average base price of 18.90 pesos per US dollar.

During the year ended December 31, 2024, the Company executed $45,869 of Mexican Peso forward contracts and realized $3,692 of losses related to settlement of those contracts, presented in consolidated statement of earnings and (loss).

As at December 31, 2024, of the Mexican Peso forward contracts $48,900 remains outstanding, with an average base price of 20.89 pesos per US dollar. As at December 31, 2024, the Company has revalued remaining outstanding Mexican Peso forward contracts to their respective fair values and as a result recorded a loss of $2,241 in the consolidated statement of earnings (loss).  As of December 31, 2024, the Company carries the Mexican peso forward contract current derivative liability of $1,178 (December 31, 2023 - nil) and non-current derivative liability of $1,063 (December 31, 2023 - nil) in the statement of financial position.

The US dollar equivalents of financial assets and liabilities denominated in currencies other than the US dollar as at December 31, 2024, are as follows:

	December 31, 2024		December 31, 2023
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$1,505	$2,438	$6,386	$3,335
Financial liabilities	(5,954)	(16,311)	(5,070)	(20,975)
Net financial assets (liabilities)	$(4,449)	$(13,873)	$1,316	$(17,640)

Of the financial assets listed above, $434 (2023 - $1,213) represents cash and cash equivalents held in Canadian dollars and $2,389 (2023 - $2,477) represents cash held in Mexican pesos. The remaining cash balance is held in US dollars.

As at December 31, 2024, with other variables unchanged, a 5% strengthening of the US dollar against the Canadian dollar would increase net earnings by $212 due to these financial assets and liabilities.

As at December 31, 2024, with other variables unchanged, a 5% strengthening of the US dollar against the Mexican peso would increase net earnings by $661 due to these financial assets and liabilities.

Commodity Price Risk - Gold and silver prices have historically fluctuated significantly and are affected by numerous factors outside of the Company's control, including, but not limited to, industrial and retail demand, central bank lending, forward sales by producers and speculators, levels of worldwide production, short-term changes in supply and demand due to speculative hedging activities and certain other factors.  In connection with the Debt Facility (Note 9), on March 28, 2024, the Company entered into gold forward swap contracts to hedge against the fluctuation in gold prices. The gold forward swap contracts have been amended during the year to settle between February 2025 and May 2027, for 68,000 ounces of gold at revised forward price for those settlements between the $2,325 and $2,389. Subsequent to the period end on January 29, 2025, the Company amended the swap contracts, with updated settlements from June 2025 to October 2027 and revised forward price for those settlements of $2,329 per oz.

As at December 31, 2024, the Company has revalued the forward contracts to their respective fair values and as a result recorded loss of $24,618 on the gold swap contracts. As of December 31, 2024, the Company carries the gold forward swap contract liability of $24,618 (December 31, 2023 - nil) composed of $9,054 (December 31, 2023 - nil) in current derivative liability of  $15,564 of (December 31, 2023 - nil) non-current derivative liability in the statement of financial position.

Revenue from the sale of concentrates is based on prevailing market prices which is subject to adjustment upon final settlement. For each reporting period until final settlement, estimates of metal prices are used to record sales.  At December 31, 2024, there are 15,964 ounces of silver and 922 ounces of gold which do not have a final settlement price and the estimated revenues have been recognized at current market prices.  As at December 31, 2024, with other variables unchanged, a 10% decrease in the market value of silver and gold would result in a reduction of revenue of $287.

Interest Rate Risk - The interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The interest rate on the Debt Facility is variable and based on the exposure as of December 31, 2024 a 1% change in interest rate would result in an increase or decrease of interest costs in the amount of $1,200 per year. As of December 31, 2024, all of the Company’s outstanding equipment financing obligations bear interest at fixed rates and are therefore not exposed to changes in future cash flows attributable to changes in market interest rates.

The Company is exposed to interest rate risk on its cash and cash equivalents. The cash and cash equivalent interest earned is based on bank account interest rates which may fluctuate. Based on the exposure as of December 31, 2024, a 1% change in the interest rates would result in an increase or decrease of approximately $1,060 in interest earned by the Company. The Company has not entered into any derivative contracts to manage the interest rate risk.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due.  The Company manages liquidity risk by continually monitoring forecasted and actual cash flows.  The Company has in place a planning and budgeting process to help determine the funds required to support our normal operating requirement and development plans.  The Company aims to maintain sufficient liquidity to meet our short-term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The following table summarizes the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments at December 31, 2024:

	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total

Accounts payable, accrued liabilities and other current liabilities	$53,943	$-	$-	$-	$53,943
Income taxes payable	9,457	-	-	-	9,457
Loans payable	16,880	71,122	72,833	7,062	167,897
Lease liabilities	203	328	96	-	627
Provision for reclamation and rehabilitation	-	3,199	7,093	5,163	15,455
Total contractual obligations	$80,483	$74,649	$80,022	$12,225	$247,379